Notes Related to the Consolidated Statement of Income (Loss) - Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share (Parenthetical) (Detail) shares in Thousands	Jun. 30, 2019 shares
Earnings per share [abstract]
Treasury share	2,500